Expenses by nature (Footnotes) (Details 1) - BRL (R$) R$ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Freight and maintenance costs			R$ 242,834	R$ 212,813	R$ 120,870
Card issuer costs			3,043,591	1,680,441	1,390,600
Card scheme fees			653,224	432,361	292,629
Obsolescence adjustment and write-down to net realizable value			117,547
Key management personnel compensation, other long-term employee benefits			370,629	207,012	156,273
Early payment of receivables			426,992	49,204	20,570
Charge backs		R$ 73,356	664,268	288,309	R$ 200,633
Reversal of value-added tax on sales and services	R$ 29,114		29,114
Impairment of tax recoverable			R$ 24,476
Services tax reversed				R$ 84,294